OPERATING LEASES - Charter hire and office rent expense (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Operating Lease Liabilities, Payments Due [Abstract]
2021 (remaining six months)	$ 10,264
2022	11,735
2023	3,356
2024	3,313
2025	3,154
Thereafter	7,577
Total minimum lease payments	39,399
Less: Imputed interest	(4,826)
Present value of operating lease liabilities	$ 34,573	$ 42,037